Supplemental Expense Information (Schedule of Supplemental Expense Information) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Component of Operating Other Cost and Expense
Research and development expenses	¥ 58,755	¥ 55,285	¥ 48,830
Advertising expenses	6,336	6,988	7,040
Selling, general and administrative expenses
Component of Operating Other Cost and Expense
Shipping and handling cost	¥ 23,454	¥ 24,050	¥ 24,643